Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
DEBT
The following is a summary of the Company’s debt (in thousands):

	March 31, 2013	December 31, 2012
9½% Senior Notes	$250,000	$—
9.75% Senior Notes	—	275,000
Credit Facility	—	—
Note payable to former executive	12	29
	$250,012	$275,029

9½% Senior Unsecured Notes: On March 20, 2013, the Company issued, in a private placement, $250.0 million aggregate principal amount of 9½% senior notes (the “9½% Senior Notes”). The proceeds from the 9½% Senior Notes, together with $29.8 million cash on hand, were used to satisfy and discharge the 9.75% senior notes due 2014 (the “9.75% Senior Notes”), including accrued interest of $4.8 million. The 9½% Senior Notes mature on April 15, 2019. Interest is payable in cash, semi-annually on April 15 and October 15 of each year, commencing on October 15, 2013. The 9½% Senior Notes are unsecured and are guaranteed by substantially all of the Company's significant domestic subsidiaries on a senior basis. The 9½% Senior Notes contain restrictive covenants which limit the Company's ability to, among other things, incur additional indebtedness, incur liens, pay dividends and make other restricted payments, engage in transactions with affiliates, and complete mergers, acquisitions and sales of assets.

The Company is obligated to use its reasonable best efforts to offer to exchange the 9½% Senior Notes under the Securities Act or otherwise register the resale of such notes no later than 240 days after their issuance. If this requirement is not met, then the annual interest on the 9½% Senior Notes will increase by (1) 0.25 percentage points for the first 90 days following the end of such period and (2) 0.25 percentage points at the beginning of each subsequent 90-day period up to a maximum of 1.0 percentage point.

From time to time on or before April 15, 2016, the Company may redeem up to 35% of the aggregate principal amount of the 9½% Senior Notes with the net proceeds of equity offerings at a redemption price equal to 109.50% of the principal amount, plus accrued and unpaid interest. Upon a change of control (as defined in the indenture), each holder of the 9½% Senior Notes will have the right to require the Company to offer to purchase all of such holder's notes at a price equal to 101% of the principal amount, plus accrued and unpaid interest.
9.75% Senior Unsecured Notes: The Company had $275.0 million aggregate principal amount of its 9.75% Senior Notes outstanding until these notes were satisfied and discharged in connection with the issuance of the 9½% Senior Notes. On March 20, 2013, the noteholders were issued a notice of redemption and the 9.75% Senior Notes were redeemed at a redemption price equal to 100% of the principal amount of the notes, plus accrued and unpaid interest through April 18, 2013. In accordance with the terms and conditions of the indenture governing the 9.75% Senior Notes, this payment satisfied and discharged the entire indebtedness under the 9.75% Senior Notes. Accordingly, the Company recorded a loss on early extinguishment of debt of $1.5 million, which included the write-off of unamortized issue expenses, for the three months ended March 31, 2013.
Credit Facility: On May 25, 2011, the Company entered into a credit agreement (the “Credit Facility”) with Wells Fargo Capital Finance, LLC (the “U.S. Lender”) and Wells Fargo Capital Finance Corporation Canada (the “Canadian Lender,” and collectively with the U.S. Lender, the “Lenders”). The Credit Facility provides a $30.0 million revolving credit facility with a
Canadian sublimit of $5.0 million, subject to borrowing base limitations. The Credit Facility expires on May 25, 2016, which represents an extended date upon the March 2013 amendment to the Credit Facility and closing of the 9½% Senior Notes. Each existing and future direct and indirect wholly-owned domestic subsidiary of the Company (collectively, the “U.S. Guarantors”) is a guarantor of payment of the U.S. obligations under the Credit Facility and Olympic Seismic Ltd. (“Olympic”), a wholly-owned subsidiary of the Company, and each future direct and indirect wholly-owned Canadian subsidiary of the Company (such subsidiaries together with Olympic, the “Canadian Guarantors”) are guarantors of payment of the Canadian obligations under the Credit Facility.
The borrowings under the Credit Facility are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the U.S. Lender in all present and future assets and equity of the Company and each U.S. Guarantor and 65% of the equity in Olympic, and borrowings by Olympic are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the Canadian Lender in all present and future assets of Olympic and each Canadian Guarantor. The Credit Facility has a variable interest rate depending on certain factors.
The Credit Facility contains affirmative and negative covenants, representations and warranties, borrowing conditions, events of default and remedies for the Lenders. The aggregate loan or any individual loan made under the Credit Facility may be prepaid at any time subject to certain restrictions. The Credit Facility is also subject to the payment of upfront, letter of credit, administrative and certain other fees.
Note Payable: The Company is party to a note payable to a former executive with remaining payments of $6,000 per month until May 2013. The note is non-interest bearing and is guaranteed by Olympic.

DEBT
The following is a summary of the Company’s debt (in thousands):

	December 31,
	2012	2011
9.75% Senior Notes	$275,000	$275,000
Credit Facility	—	—
Note payable to former executive	29	95
	$275,029	$275,095
9.75% Senior Unsecured Notes: On February 14, 2007, the Company issued, in a private placement, $400.0 million aggregate principal amount of 9.75% senior notes due 2014 (the “9.75% Senior Notes”). The proceeds from the 9.75% Senior Notes were used to partially fund the transactions in connection with the Merger. As required by their terms, the 9.75% Senior Notes were exchanged for senior notes of like amounts and terms in a publicly registered exchange offer in August 2007. On July 1, 2011, the Company redeemed $125.0 million aggregate principal amount of the 9.75% Senior Notes outstanding in accordance with the terms and conditions of the indenture governing the 9.75% Senior Notes. The redemption price was equal to 104.875% of the principal amount of the notes, plus accrued and unpaid interest. Accordingly, the Company recorded a loss on early extinguishment of debt of $7.9 million, which included the write-off of unamortized issue expenses, for the year ended December 31, 2011. The remaining notes mature on February 15, 2014. Interest is payable in cash, semi-annually in arrears on February 15 and August 15 of each year. As of December 31, 2012 and 2011, accrued interest totaled $10.1 million and was included in accrued liabilities on the Consolidated Balance Sheet. The 9.75% Senior Notes are unsecured and are guaranteed by substantially all of the Company’s domestic subsidiaries on a senior basis. The 9.75% Senior Notes contain restrictive covenants which limit the Company’s ability to, among other things, incur additional indebtedness, pay dividends and complete mergers, acquisitions and sales of assets.
Upon a change of control (as defined in the indenture), each holder of the 9.75% Senior Notes will have the right to require the Company to offer to purchase all of such holder’s notes at a price equal to 101% of the principal amount, plus accrued and unpaid interest.
Credit Facility: On May 25, 2011, the Company entered into a credit agreement (the “Credit Facility”) with Wells Fargo Capital Finance, LLC (the “U.S. Lender”) and Wells Fargo Capital Finance Corporation Canada (the “Canadian Lender,” and collectively with the U.S. Lender, the “Lenders”). The Credit Facility provides a $30.0 million revolving credit facility with a Canadian sublimit of $5.0 million, subject to borrowing base limitations. The Credit Facility expires on November 15, 2013, which date will be extended upon the occurrence of certain refinancing of the Company’s 9.75% Senior Notes. Each existing and future direct and indirect wholly-owned domestic subsidiary of the Company (collectively, the “U.S. Guarantors”) is a guarantor of payment of the U.S. obligations under the Credit Facility and each future direct and indirect wholly-owned Canadian subsidiary of Olympic is a guarantor of payment of the Canadian obligations under the Credit Facility.
The borrowings under the Credit Facility are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the U.S. Lender in all present and future assets and equity of the Company and each U.S. Guarantor and 65% of the equity in Olympic, and borrowings by Olympic are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the Canadian Lender in all present and future assets of Olympic. The Credit Facility has a variable interest rate depending on certain factors.
The Credit Facility contains affirmative and negative covenants, representations and warranties, borrowing conditions, events of default and remedies for the Lenders. The aggregate loan or any individual loan made under the Credit Facility may be prepaid at any time subject to certain restrictions. The Credit Facility is also subject to the payment of upfront, letter of credit, administrative and certain other fees. The Credit Facility requires the payment of an unused line fee of 0.5% per annum payable in arrears.
Note Payable: The Company is party to a note payable to a former executive with remaining payments of $6,000 per month until May 2013. The note is non-interest bearing and is guaranteed by Olympic.
Aggregate Maturities: The aggregate maturities of the Company’s debt are: $29,000 in 2013 and $275.0 million in 2014.